SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Gain from business divestiture, see Note 7	$ 5,764	$ 0	$ 0
Gains on investments, net	1,660	729	3,769
Foreign currency (losses) gains, net	(51)	(3,140)	1,682
(Losses) gains on derivative financial instruments, net	(426)	133	(95)
Other expense, net	204	(403)	(70)
Total other income (expense), net	$ 7,151	$ (2,681)	$ 5,286